T. ROWE PRICE FINANCIAL SERVICES FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 90.9%
BANKS 34.2%

Money Center Banks 14.5%
Citigroup	571,773	35,576
JPMorgan Chase	327,348	33,137
Wells Fargo	816,868	39,471
		108,184
Non-U.S. Banks 0.7%
ABN AMRO Group, GDR (EUR)	37,244	840
Axis Bank (INR)(1)	70,578	789
Banca Mediolanum (EUR)	119,196	846
BNP Paribas (EUR)	26,014	1,238
KBC Group (EUR)	15,540	1,086
		4,799
Regional Banks 19.0%
Atlantic Capital Bancshares (1)	90,506	1,614
BankUnited (2)	207,009	6,914
Bridge Bancorp	65,961	1,933
CenterState Bank	81,733	1,946
East West Bancorp	53,800	2,581
FB Financial (2)	86,930	2,761
Fifth Third Bancorp	711,194	17,936
First Bancshares (2)	13,600	420
First Republic Bank	95,394	9,583
Heritage Commerce	195,686	2,368
Home BancShares (2)	482,337	8,475
Howard Bancorp (1)(2)	165,827	2,456
KeyCorp	733,077	11,546
National Bank Holdings, Class A	61,195	2,035
National Commerce (1)	37,489	1,470
Pacific Premier Bancorp	188,941	5,013
Pinnacle Financial Partners (2)	160,426	8,775
PNC Financial Services Group	59,800	7,335

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Popular (2)	20,326	1,060
Preferred Bank	56,713	2,550
Prosperity Bancshares (2)	14,229	983
Seacoast Banking (1)(2)	133,677	3,522
Signature Bank	130,495	16,712
South State (2)	73,041	4,992
US Bancorp	280,200	13,503
Western Alliance Bancorp (1)	64,025	2,627
		141,110
Total Banks		254,093
CAPITAL MARKETS 11.9%

Asset Managers 2.2%
Barings BDC (2)	314,785	3,088
Franklin Resources (2)	245,300	8,129
Virtus Investment Partners (2)	49,200	4,800
		16,017
Capital Markets 0.1%
UBS Group (CHF)	73,787	895
		895
Exchanges 5.1%
Cboe Global Markets	122,385	11,680
CME Group	49,154	8,090
Intercontinental Exchange	189,463	14,426
Nasdaq	42,400	3,709
		37,905
Security Brokers & Dealers 2.9%
Charles Schwab	78,700	3,365
Morgan Stanley	183,721	7,753
SEI Investments	14,900	779
TD Ameritrade Holding	198,042	9,900
		21,797

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

Trust Banks 1.6%
State Street	181,637	11,954
		11,954
Total Capital Markets		88,568
FINANCE 10.9%
Consumer Finance 2.7%
Ally Financial	171,700	4,720
Encore Capital Group (1)(2)	188,437	5,131
PRA Group (1)(2)	168,500	4,517
SLM	605,743	6,003
		20,371
Diversified Financials 7.0%
Euronet Worldwide (1)(2)	32,700	4,663
Mastercard, Class A	61,982	14,594
PayPal Holdings (1)	22,300	2,316
S&P Global	34,800	7,327
Visa, Class A	146,838	22,934
		51,834
Thrift & Mortgage Finance 1.2%
PennyMac Financial Services (2)	181,162	4,029
Webster Financial	98,518	4,992
		9,021
Total Finance		81,226
INSURANCE 25.0%
Insurance Agents - Brokers & Services 0.4%
Marsh & McLennan	34,257	3,217
		3,217
Life Insurance 1.3%
AIA Group (HKD)	229,000	2,290
AXA Equitable Holdings (2)	120,868	2,434
Brighthouse Financial (1)	22,322	810
MetLife	70,900	3,018

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Sun Life Financial	37,500	1,441
		9,993
Property & Casualty Insurance 17.9%
American International Group	415,700	17,900
Assurant	172,510	16,373
Axis Capital Holdings	120,800	6,617
Chubb	280,700	39,320
CNA Financial	133,271	5,777
Direct Line Insurance Group (GBP)	723,526	3,328
Hiscox (GBP)	82,595	1,679
Loews	54,128	2,594
ProAssurance (2)	68,552	2,373
RenaissanceRe Holdings (2)	22,500	3,229
RSA Insurance Group (GBP)	1,298,932	8,596
Safety Insurance Group	41,036	3,576
Sampo, A Shares (EUR)	70,705	3,205
Sompo Holdings (JPY)	21,700	804
State Auto Financial	86,491	2,847
White Mountains Insurance Group (2)	1,716	1,588
Zurich Insurance Group (CHF)	39,956	13,227
		133,033
Title Insurance 5.4%
Black Knight (1)	168,617	9,190
CoreLogic (1)	267,829	9,979
Fidelity National Financial	298,657	10,916
First American Financial	192,507	9,914
		39,999
Total Insurance		186,242
MISCELLANEOUS 3.0%

Other 3.0%
Aramark	83,000	2,453
Brink's (2)	29,200	2,202
Equifax	31,718	3,759
Fidelity National Information Services	70,300	7,951

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Nielsen Holdings	157,856	3,736
StoneCo, Class A (1)(2)	57,563	2,366
Total Miscellaneous		22,467
REAL ESTATE 5.9%
Real Estate 5.9%
Alexander & Baldwin, REIT	178,200	4,533
American Campus Communities, REIT	165,351	7,867
JBG SMITH Properties, REIT (2)	255,444	10,563
SL Green Realty, REIT	106,546	9,581
TRI Pointe Group (1)(2)	93,800	1,186
Vornado Realty Trust, REIT	152,318	10,272
Total Real Estate		44,002
Total Common Stocks (Cost $556,183)		676,598

SHORT-TERM INVESTMENTS 8.5%
Money Market Funds 8.5%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	63,269,408	63,269
Total Short-Term Investments (Cost $63,269)		63,269

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4.1%
Short-Term Funds 4.1%
T. Rowe Price Short-Term Fund, 2.60% (3)(4)	3,087,206	30,872
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		30,872
Total Securities Lending Collateral (Cost $30,872)		30,872

Total Investments in Securities 103.5%
(Cost $650,324)		$770,739
Other Assets Less Liabilities (3.5)%		(26,413)
Net Assets 100.0%		$744,326

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Seven-day yield
(4) Affiliated Companies

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE FINANCIAL SERVICES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$357
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$357+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$48,050		¤	¤ $	63,269
T. Rowe Price Short-Term
Fund	39,460		¤	¤	30,872
					$94,141^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $357 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $94,141.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE FINANCIAL SERVICES FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE FINANCIAL SERVICES FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$637,775$	38,823$	— $	676,598
Short-Term Investments	63,269	—	—	63,269
Securities Lending Collateral	30,872	—	—	30,872
Total	$731,916$	38,823$	— $	770,739